Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date		rr_ProspectusDate	Feb. 28, 2015
U.S. Large Cap Equity Portfolio
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	U.S. Large Cap Equity Portfolio
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Large Cap Equity Portfolio is to achieve long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Cap Equity Portfolio.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The U.S. Large Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Large Cap Equity Portfolio’s performance. During the most recent fiscal year, the U.S. Large Cap Equity Portfolio’s portfolio turnover rate was 1% of the average value of its investment portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the U.S. Large Cap Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the U.S. Large Cap Equity Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The U.S. Large Cap Equity Portfolio purchases a broad and diverse group of readily marketable securities of U.S. companies that Dimensional Fund Advisors LP (the “Advisor”) determines to be large capitalization companies within the U.S. Universe. A company’s market capitalization is the number of its shares outstanding times its price per share. The Advisor generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization within the U.S. Universe or companies whose market capitalizations are larger than the 1,000th largest U.S. company within the U.S. Universe, whichever results in the higher market capitalization break. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2014, the market capitalization of a large cap company was $3,938 million or above. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Equity Portfolio will invest at least 80% of its net assets in equity securities of large cap U.S. companies.

In addition, the Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the U.S. Large Cap Equity Portfolio. In assessing value, the Advisor may consider factors such as a company’s book value in relation to its market value, as well as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider factors such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. The Advisor may also adjust the representation in the U.S. Large Cap Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines to be appropriate, given market conditions.

The U.S. Large Cap Equity Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Large Cap Equity Portfolio may lend its portfolio securities to generate additional income.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer specific events will cause the value of securities, and the U.S. Large Cap Equity Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Investment Strategy Risk: Securities that have high book to market ratios and/or high profitability may perform differently from the market as a whole and an investment strategy emphasizing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Cap Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Cap Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Large Cap Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]		rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the U.S. Large Cap Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Large Cap Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the U.S. Large Cap Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	U.S. Large Cap Equity Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2014-December 2014
Highest Quarter	Lowest Quarter
5.32 (4/14-6/14)	0.25 (7/14-9/14)

Performance Table Heading		rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the U.S. Large Cap Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
U.S. Large Cap Equity Portfolio | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fee		rr_ManagementFeesOverAssets	0.15%
Other Expenses		rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.20%
Fee Waiver and/or Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	0.19%
1 Year		rr_ExpenseExampleYear01	$ 19
3 Years		rr_ExpenseExampleYear03	63
5 Years		rr_ExpenseExampleYear05	112
10 Years		rr_ExpenseExampleYear10	$ 254
2014		rr_AnnualReturn2014	12.06%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.32%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	0.25%
One Year		rr_AverageAnnualReturnYear01	12.06%
Since Inception		rr_AverageAnnualReturnSinceInception	19.92%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 25, 2013
U.S. Large Cap Equity Portfolio | Return After Taxes on Distributions | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	11.52%
Since Inception		rr_AverageAnnualReturnSinceInception	19.33%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 25, 2013
U.S. Large Cap Equity Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	7.10%
Since Inception		rr_AverageAnnualReturnSinceInception	15.20%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 25, 2013
U.S. Large Cap Equity Portfolio | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	13.24%
Since Inception		rr_AverageAnnualReturnSinceInception	21.30%

[1]	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. Large Cap Equity Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.